Income Taxes - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%	35.00%	35.00%
Reconciling items:
Tax exempt interest	(2.60%)	(3.70%)	(0.60%)
Dividend received deduction	(0.10%)	(0.10%)	(0.10%)
TCJA impacts	0.00%	12.80%	0.00%
Capital contribution from affiliated entity impacting taxable income	0.00%	0.00%	3.70%
Goodwill	0.00%	0.00%	0.30%
Non-deductible health insurer fee	0.00%	0.00%	0.10%
Other	(0.40%)	(0.10%)	0.10%
Effective income tax rate	17.90%	43.90%	38.50%
Discrete income tax expense from Tax Cuts and Jobs Act		$ 700,000
Unrecognized tax benefits (less than)	$ 0	$ 0	$ 0